Other Payables (Details) - Schedule of other payables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Payables (Details) - Schedule of other payables [Line Items]
Professional fee payable	$ 7,352,785	$ 5,229,184	$ 1,171,977
Output tax payable	161,685	469,800
Others	6,080,563	3,620,998
Total	6,080,563	3,620,998
Payables on Intangible Assets [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Payables on intangible assets	3,020,475
Professional Fee Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Professional fee payable	1,037,187	1,141,582
Salaries and Bonuses Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Salaries and bonuses payable	689,331	1,466,631
Pension Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Pension payable	83,738	99,921
Payables on Machinery and Equipment [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Payables on machinery and equipment	19,724	79,517
Others [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Others	$ 1,068,423	$ 363,547